Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Expenses By Nature [Abstract]
Summary of Expenses by Nature

The following tables show the expenses by nature for the years ended December 31, 2021, 2020 and 2019 as required by IAS 1.104.

	2021	2020	2019
Changes in inventories	(16,302)	5,776	14,542
Purchases of raw materials	161,625	105,643	122,728
Purchases of finished products	23,169	15,161	16,477
Services costs	100,656	68,613	91,526
Employee benefits expenses	121,929	107,592	129,051
Depreciation and amortisation, net of government grants	20,065	22,924	23,487
Other	17,366	13,404	13,396
Total cost of sales, selling and administrative expenses	428,508	339,113	411,207

Disclosure Of Depreciation And Amortisation Explanatory

The following tables show in which caption is included the depreciation and amortisation, net of government grants.

	2021	2020	2019
Included in cost of sales
Depreciation of property, plant and equipment	5,970	6,846	7,867
Depreciation of right-of-use assets	1,923	3,290	3,842
Amortisation of intangible assets	2	8	14
Government grants	(1,252)	(1,192)	(1,463)
Total (a)	6,643	8,952	10,260
Included in selling expenses
Depreciation of property, plant and equipment	2,285	2,665	2,721
Depreciation of right-of-use assets	9,534	9,776	9,084
Amortisation of intangible assets	—	—	—
Total (b)	11,819	12,441	11,805
Included in administrative expenses
Depreciation of property, plant and equipment	320	371	381
Depreciation of right-of-use assets	249	310	301
Amortisation of intangible assets	1,088	899	903
Government grants	(54)	(49)	(163)
Total (c)	1,603	1,531	1,422
Total depreciation and amortisation (a+b+c)	20,065	22,924	23,487

Disclosure Of Employee Benefit Expenses Explanatory

The following tables show in which caption is included the employee benefits expenses.

Included in cost of sales	2021	2020	2019
Salaries and wages	58,552	48,514	60,756
Social security contributions	14,696	12,138	17,251
Employees’ leaving entitlement	3,493	4,915	3,704
Other costs	3,605	6,370	4,498
Total (a)	80,346	71,937	86,209
Included in selling expenses
Salaries and wages	19,359	15,912	18,736
Social security contributions	3,512	3,059	3,800
Employees’ leaving entitlement	492	542	557
Other costs	878	564	689
Total (b)	24,241	20,077	23,782
Included in administrative expenses
Salaries and wages	12,666	11,272	13,725
Social security contributions	3,012	2,717	3,502
Employees’ leaving entitlement	619	605	664
Other costs	1,045	984	1,169
Total (c)	17,342	15,578	19,060
Total employee benefits expenses (a+b+c)	121,929	107,592	129,051